Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating loss carryforwards	$ 4,671	$ 2,547
Accrued payroll expenses	4,644	2,175
Deferred revenue	5,592	2,410
Other	23	18
Deferred tax assets	14,930	7,150
Less: valuation allowance	(4,476)	(2,547)
Total deferred tax assets	10,454	4,603
Deferred tax liabilities:
Depreciation and amortization	(1,125)	(1,063)
Deferred expenses	(2,024)
Total deferred tax liabilities	(3,149)	(1,063)
Net deferred tax assets	$ 7,305	$ 3,540